NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Total notes payable	$ 396,395
Current Portion	72,587
Total Non-Current	323,808
2018 Kenworth [Member]
Total notes payable	75,737
2017 Versatile 450 I [Member]
Total notes payable	160,329
2107 Versatile 450 II [Member]
Total notes payable	$ 160,329